Investments - Gross Unrealized Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 security	Dec. 31, 2013 security
Fair Market Value
Less Than 12 Months	$ 383,981	$ 350,099
12 Months or More	37,999	44,273
Total	421,980	394,372
Unrealized Losses
Less Than 12 Months	(8,757)	(14,903)
12 Months or More	(2,828)	(3,573)
Total	11,585	18,476
No. of Positions Held
Less Than 12 Months	51	66
12 Months or More	11	11
Number of securities with gross unrealized loss	62	77
Common stock
Fair Market Value
Less Than 12 Months	1,549
12 Months or More	0
Total	1,549
Unrealized Losses
Less Than 12 Months	(390)
12 Months or More	0
Total	390
No. of Positions Held
Less Than 12 Months	1
12 Months or More	0
Preferred stock
Fair Market Value
Less Than 12 Months	4,692	4,348
12 Months or More	0	0
Total	4,692	4,348
Unrealized Losses
Less Than 12 Months	(308)	(652)
12 Months or More	0	0
Total	308	652
No. of Positions Held
Less Than 12 Months	1	1
12 Months or More	0	0
U.S. Government
Fair Market Value
Less Than 12 Months	8,253
12 Months or More	0
Total	8,253
Unrealized Losses
Less Than 12 Months	(34)
12 Months or More	0
Total	34
No. of Positions Held
Less Than 12 Months	1
12 Months or More	0
States and political subdivisions bonds
Fair Market Value
Less Than 12 Months	42,592	32,770
12 Months or More	7,208	2,600
Total	49,800	35,370
Unrealized Losses
Less Than 12 Months	(1,108)	(2,622)
12 Months or More	(1,067)	(580)
Total	2,175	3,202
No. of Positions Held
Less Than 12 Months	16	18
12 Months or More	3	2
Residential mortgage-backed securities
Fair Market Value
Less Than 12 Months	245,704	176,491
12 Months or More	0	0
Total	245,704	176,491
Unrealized Losses
Less Than 12 Months	(5,152)	(7,527)
12 Months or More	0	0
Total	5,152	7,527
No. of Positions Held
Less Than 12 Months	7	6
12 Months or More	0	0
Commercial mortgage-backed securities
Fair Market Value
Less Than 12 Months		8,128
12 Months or More		0
Total		8,128
Unrealized Losses
Less Than 12 Months		(51)
12 Months or More		0
Total		51
No. of Positions Held
Less Than 12 Months		2
12 Months or More		0
Corporate bonds
Fair Market Value
Less Than 12 Months	81,191	128,362
12 Months or More	30,791	41,673
Total	111,982	170,035
Unrealized Losses
Less Than 12 Months	(1,765)	(4,051)
12 Months or More	(1,761)	(2,993)
Total	$ 3,526	$ 7,044
No. of Positions Held
Less Than 12 Months	25	39
12 Months or More	8	9